Employee Benefits and Compensation Plans	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Employee Benefit and Compensation Plans
Defined Contribution Plan
A significant number of our employees are covered by defined contribution plans. Employer contributions vary based on criteria specific to each individual plan and amounted to $49 million, $49 million, and $45 million in 2012, 2011, and 2010, respectively. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income. We expect contributions for 2013 to be similar to contributions made in 2012.
Defined Benefit Pension Plan
Certain of our employees are eligible to participate in separate retirement plans that provide for pension payments upon retirement based on factors such as length of service and salary. In recent years, we have transferred, frozen, or terminated a significant number of our other defined benefit plans. All income and expense noted for pension accounting was recorded as compensation and benefits expense in our Consolidated Statement of Income.
The following summarizes information related to our pension plans.

Year ended December 31, ($ in millions)	2012	2011
Projected benefit obligation	$355	$528
Fair value of plan assets	214	398
Underfunded status	$(141)	$(130)

The underfunded position is recognized on the Consolidated Balance Sheet and the change in the underfunded position was recorded in other comprehensive income (loss).
Defined Benefit Pension Plan Actions
GMAC Mortgage Group LLC, our wholly owned subsidiary, sponsors a defined benefit pension plan (the GMACM Pension Plan) for which the accrual of additional benefits were previously frozen. The GMACM Pension Plan primarily covers former employees of certain discontinued or non-core businesses of our Mortgage and Insurance operations. In October 2012, we entered into an agreement under which the GMACM Pension Plan purchased a group annuity contract from a third-party insurance company that requires the insurance company to pay and administer all future annuity payments to the current retiree population of the GMACM Pension Plan (retired as of September 1, 2012) beginning on January 1, 2013. Additionally, during the fourth quarter the GMACM Pension Plan completed a program whereby we offered voluntary lump-sum distributions to terminated employees with vested benefits. In connection with these combined actions we recorded a settlement loss of $23 million.
Other Postretirement Benefits
Certain of our subsidiaries participated in various postretirement medical, dental, vision, and life insurance plans. We have provided for certain amounts associated with estimated future postretirement benefits other than pensions and characterized such amounts as other postretirement benefits. Other postretirement benefits expense (income), which is recorded in compensation and benefits expense in our Consolidated Statement of Income, was minimal in 2012, 2011, and 2010. We expect our other postretirement benefit expense to continue to be minimal in future years.
Share-based Compensation Plans
Based on our transactions with Treasury during 2009, we are required to comply with the limitations on executive pay as determined by the Special Master of TARP Compensation (Special Master). We have established Deferred Stock Units (DSUs) and Incentive Restricted Stock Units (IRSUs) as forms of compensation to our senior executives, which have been approved by the Special Master. We also grant Restricted Stock Units (RSUs) to executives under the Long-Term Equity Compensation Incentive Plan (LTIP). Each of our approved compensation plans and awards were designed to provide our executives with an opportunity to share in the future growth in value of Ally, which is necessary to attract and retain key executives.
Pursuant to the terms of the LTIP plan, the Ally Board of Directors determines a share price valuation for share-based compensation awards not less than annually. The Ally Board of Directors thus determined a share price of $8,500 per share for purposes of the LTIP plan as of December 31, 2011. A share price valuation of $9,000 per share was determined as of March 31, 2012. The valuation remained unchanged at $9,000 per share as of December 31, 2012. The changes in award valuation resulted in an increase to compensation expense for RSU, DSU, and IRSU awards of $5 million, $7 million, and $2 million, respectively, recognized in 2012. The impact was recorded as compensation and benefits expense in our Consolidated Statement of Income.
RSU awards are incentive awards granted to executives as phantom shares of Ally. The majority of awards granted in 2008 and 2009 vest ratably on an annual basis based on continued service on December 31, 2012 with the final tranche vesting on December 31, 2012. Participants had the option at grant date to defer the valuation and payout for awards granted in 2008 and 2009. A majority of the participants who received awards granted in 2010, 2011, and 2012 vest ratably over a three-year period starting on the date the award was issued with the majority of the awards fully vesting in February 2013, February 2014, and February 2015, respectively. The awards require liability treatment and are remeasured quarterly at fair value until they are paid. The compensation costs related to these awards are ratably charged to expense over the applicable service period. Changes in fair value related to the portion of the awards that have vested and have not been paid are recognized in earnings in the period in which the changes occur. At December 31, 2012 there were a total of 17,057 RSU award shares outstanding, composed of 7,420 shares awarded during 2008, 5,956 shares awarded during 2009, 2,648 shares awarded during 2010, 844 shares awarded during 2011, and 189 shares awarded during 2012. At December 31, 2011 there were a total of 26,707 RSU award shares outstanding, composed of 8,421 shares awarded during 2008, 9,281 shares awarded during 2009, 5,199 shares awarded during 2010, and 3,806 shares awarded during 2011. We recognized compensation expense related to RSU awards of $78 million, $50 million and $58 million for the years ended December 31, 2012, 2011 and 2010, respectively. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income.
DSU awards are granted to senior executives as phantom shares of Ally and are included as part of their base salary. DSU awards are generally granted ratably each pay period throughout the year, vest immediately upon grant, and are paid in cash. DSUs awarded in 2012 will generally be redeemable in three equal installments: the first on the final payroll date of 2012, the second ratably over 2013 and the third ratably over 2014. DSUs awarded in 2011 are generally redeemable in three equal annual installments beginning on the first anniversary of grant. The DSU awards require liability treatment and are remeasured quarterly at fair value until they are paid, with each change in value fully charged to compensation expense in the period in which the change occurs. At December 31, 2012 and 2011 there were a total of 13,190 and 13,743 DSU award shares outstanding, respectively. We recognized compensation expense related to DSU awards of $57 million, $19 million and $68 million for the years ended December 31, 2012, 2011 and 2010, respectively, for the outstanding awards. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income.
IRSU awards are incentive awards granted to senior executives as phantom shares of Ally. There were no IRSUs granted to senior executives in 2012. IRSU awards from 2009, 2010 and 2011 generally vest in full after two years from the date of grant based on continued service with Ally. After the vesting requirement is met, IRSU payouts will be made only as we repay our TARP obligations. Payouts will be made in 25% increments based on the percentage of TARP obligations that have been repaid, as determined in accordance with the established guidelines for determining "repayment".
As of December 31, 2012, Ally had repaid more than 25%, but less than 50%, of its TARP obligations. Payouts are based on the fair value of the phantom shares at the time of the payout. The awards require liability treatment and are remeasured quarterly at fair value until they are paid. The compensation costs related to these awards are ratably charged to expense over the requisite service period. Changes in fair value relating to the portion of the awards that have vested and have not been paid are recognized in earnings in the period in which the changes occur. At December 31, 2012 and 2011 there were a total of 6,475 and 7,975 IRSU award shares outstanding, respectively. We recognized compensation expense related to IRSU awards of $23 million, $12 million and $9 million for the years ended December 31, 2012, 2011 and 2010, respectively, for the outstanding awards. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income.